OTHER INTANGIBLE ASSETS, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortization of Intangible Assets	$ 2,127	$ 2,732	$ 1,449